Document and Entity Information	12 Months Ended
Jun. 30, 2023 shares
Statement
Entity Registrant Name	Manchester United plc
Entity File Number	001-35627
Entity Address, Address Line One	Sir Matt Busby Way
Entity Address, Address Line Two	Old Trafford
Entity Incorporation, State or Country Code	E9
Entity Address, City or Town	Manchester
Entity Address, Country	GB
Entity Address, Postal Zip Code	M16 0RA
Title of 12(b) Security	Class A ordinary shares, par value $0.0005 per share
Trading Symbol	MANU
Security Exchange Name	NYSE
Entity Central Index Key	0001549107
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Type	20-F
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	876
Auditor Location	Manchester, United Kingdom
Class A ordinary shares
Statement
Entity Common Stock, Shares Outstanding	54,537,360
Class B ordinary shares
Statement
Entity Common Stock, Shares Outstanding	110,207,613
Executive Vice Chairman
Statement
Entity Address, Address Line One	Sir Matt Busby Way
Entity Address, Address Line Two	Old Trafford
Entity Address, City or Town	Manchester
Entity Address, Country	GB
Entity Address, Postal Zip Code	M16 0RA
Contact Personnel Name	Richard Arnold
City Area Code	(0) 161
Local Phone Number	868 8000
Contact Personnel Email Address	ir@manutd.co.uk